Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: December 12, 2023

Payment Date	12/15/2023
Collection Period Start	11/1/2023
Collection Period End	11/30/2023
Interest Period Start	11/15/2023
Interest Period End	12/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$393,356,353.02	$30,683,706.32	$362,672,646.70	0.713782	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,007,736,353.02	$30,683,706.32	$977,052,646.70

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,110,949,718.39	$1,076,632,435.93	0.719800
YSOC Amount	$99,822,163.99	$96,188,587.85
Adjusted Pool Balance	$1,011,127,554.40	$980,443,848.08
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$393,356,353.02	5.20000%	30/360	$1,704,544.20
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,007,736,353.02			$4,213,263.53

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,110,949,718.39	$1,076,632,435.93
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,011,127,554.40	$980,443,848.08
Number of Receivables Outstanding	51,905	51,279
Weighted Average Contract Rate	3.90%	3.91%
Weighted Average Remaining Term (months)	50	50

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,627,380.14
Principal Collections	$33,755,963.48
Liquidation Proceeds	$173,922.15
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,557,265.77
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,557,265.77

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$925,791.43	$925,791.43	$—	$—	$36,631,474.34
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,631,474.34
Interest - Class A-2 Notes	$1,704,544.20	$1,704,544.20	$—	$—	$34,926,930.14
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$32,999,221.81
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$32,607,711.81
First Allocation of Principal	$—	$—	$—	$—	$32,607,711.81
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$32,550,420.81
Second Allocation of Principal	$172,504.94	$172,504.94	$—	$—	$32,377,915.87
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,317,347.87
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,757,347.87
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,685,705.87
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,125,705.87
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,125,705.87
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,734,504.49
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,734,504.49
Remaining Funds to Certificates	$1,734,504.49	$1,734,504.49	$—	$—	$—
Total	$37,557,265.77	$37,557,265.77	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$99,822,163.99
Increase/(Decrease)	$(3,633,576.14)
Ending YSOC Amount	$96,188,587.85

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,011,127,554.40	$980,443,848.08
Note Balance	$1,007,736,353.02	$977,052,646.70
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	37	$561,318.98
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	87	$173,922.15
Monthly Net Losses (Liquidation Proceeds)			$387,396.83
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.43%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.25%
Current Collection Period			0.43%
Four-Month Average Net Loss Ratio			0.32%
Cumulative Net Losses for All Periods			$2,197,007.40
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	95	$2,224,987.21
60-89 Days Delinquent	0.10%	41	$1,032,129.57
90-119 Days Delinquent	0.03%	10	$299,690.27
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.33%	146	$3,556,807.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$244,913.04
Total Repossessed Inventory		14	$370,059.33

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$1,331,819.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.10%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.65	0.06%	23	0.04%